Non-current assets - property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Non-current assets - property, plant and equipment [Abstract]
Non-Current Assets - Property, Plant and Equipment
	30-Jun-2026	31-Dec-2025
	$'000	$'000

Leasehold improvements - at cost	88	88
Less: Accumulated depreciation	(23)	(3)
	65	85

Plant and equipment - at cost	626	626
Less: Accumulated depreciation	(437)	(376)
	189	250

	254	335

Reconciliations
Reconciliations of the written down values at the beginning and end of the current period-end and previous financial year are set out below:
	Leasehold improvements	Plant and equipment	Total
	$'000	$'000	$'000

Balance at 1 July 2025	-	289	289
Additions	-	20	20
Transfers in/(out)	88	-	88
Depreciation expense	(3)	(59)	(62)

Balance at 31 December 2025	85	250	335
Depreciation expense	(20)	(61)	(81)

Balance at 30 June 2026	65	189	254